Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Innovator U.S. Small Cap Power Buffer ETF - July
Prospectus [Line Items]
Annual Return [Percent]	8.24%	8.55%	11.72%	(8.47%)	2.11%